As filed with the Securities and Exchange Commission on October 5, 2026
Registration Nos. 333-255058; 333-283566
Investment Company Act No. 811-07772

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 15	☒
(File No. 333-283566)
And

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 15	☒
(File No. 333-255058)
And

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 173	☒
(File No. 811-07772)

Midland National Life Separate Account C
(Exact Name of Registered Separate Account)
Midland National Life Insurance Company
(Exact Name of Insurance Company)

8300 Mills Civic Parkway
West Des Moines, Iowa 50266-1071
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number, including Area Code:
(877) 586-0240

Name and Address of Agent for Service:	Copy to:

Brett L. Agnew, Esq.	Dodie C. Kent, Esq.
Senior Vice President, Deputy General Counsel	Eversheds Sutherland (US) LLP
Midland National Life Insurance Company	The Grace Building, 40th Floor
Sammons Financial Group	1114 Avenue of the Americas
8300 Mills Civic Parkway	New York, NY 10036-7703
West Des Moines, Iowa 50266
(Name, Address, Including Zip Code, and Telephone Number, Including Area Code, of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this registration statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On October 20, 2026 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On _________ pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act.

Explanatory Note

These Post-Effective Amendments No. 15 to the Registration Statements on Form N-4 are being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 20, 2026 the effective date of Post-Effective Amendments No. 13, each filed on July 1, 2026 (SEC Accession Nos. 0002040519-26-000059 and 0000906564-26-000063) pursuant to paragraph (a) of Rule 485 of the 1933 Act.

These Post-Effective Amendments No. 15 incorporate by reference the information contained in Post-Effective Amendment No. 13 (File No. 333-283566) and Post-Effective Amendment No. 13 (File No. 333-255058), respectively.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Midland National Life Separate Account C certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines, and State of Iowa, on this fifth day of October, 2026.

Pursuant to the requirements of the Securities Act of 1933, Midland National Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines, and State of Iowa, on this fifth day of October, 2026.

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C (REGISTERED SEPARATE ACCOUNT)

By:	/s/ Esfand Dinshaw
ESFANDYAR E. DINSHAW
Chairman of the Board

MIDLAND NATIONAL LIFE INSURANCE COMPANY (INSURANCE COMPANY)

By:	/s/ Esfand Dinshaw
ESFANDYAR E. DINSHAW
Chairman of the Board
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title
/S/ *	Chairman of the Board of Directors & Chief Executive Officer
ESFANDYAR E. DINSHAW	(Principal Executive Officer)
/S/ *	Vice President, Chief Financial Officer & Treasurer
*DANIEL E. EDSEN	(Principal Financial & Accounting Officer)
/S/ *	Director
* DARRON K. ASH
/S/ *	Director
THOMAS J. CORCORAN
/S/ *	Director
SUSAN T. DEAKINS
/S/ *	Director
GEORGE A. FISK
/S/ *	Director
CARL M. HARRIS
/S/ *	Director
WILLIAM D. HEINZ
/S/ *	Director
MICHAEL J. LAFITTE
/S/ *	Director
WILLIAM L. LOWE
/S/ *	Director
GINA A. NORRIS
/S/ *	President & Director
ROBERT R. TEKOLSTE

*By:	/s/ Brett L. Agnew	October 5, 2026
Brett L. Agnew
Attorney-in-Fact
Pursuant to Power of Attorney